Senior loans payable (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Maturities of Long-term Debt

$

2021	405,698
2022	426,454
2023	296,356
2024	-
2025	400,000,000

401,128,508

2025 Senior Notes [Member]
Summary of debt	As at December 31, 2020, the 2025 Senior Notes had a face value of $400 million and an amortized cost balance of approximately, $389 million.

	2020 $	2019 $

2025 Senior Notes	388,906,059	-
Less: Current portion	-	-

	388,906,059	-

2020 Revolving Facility [Member]
Summary of debt	As at December 31, 2020, the 2020 Revolving Facility had a face value and amortized cost balance of $nil (2019 - $nil).

	2020 $	2019 $
2020 Revolving Facility	-	-

Amended May 2019 Loans [Member]
Summary of debt	The settlement of the Revolving Facility was considered debt modification for accounting purposes and a cost of approximately $0.9 million was added to the issuance costs of the 2020 Revolving Facility.

	2020 $	2019 $

Term Loan A and Revolving Facility	-	87,824,000
Term Loan B	-	250,710,995
Less: Current portion	-	(3,320,000)

	-	335,214,995

Wesley Chapel Loan [Member]
Summary of Maturities of Long-term Debt	Subject to the provisions described below, the minimum annual principal payments with respect to the Wesley Chapel Loan (face value) are as follows:

$

2021	405,698
2022	426,454
2023	296,356

1,128,508

Summary of debt	The fair value was determined based on management’s estimation of assumptions that market participants would use in pricing similar liabilities (it is considered a Level 3 liability as described in note 16). As at December 31, 2020, the Wesley Chapel Loan had an amortized cost balance of approximately, $1.1 million.

	2020 $	2019 $

Wesley Chapel Loan	1,079,684	1,447,327
Less: Current portion	(405,698)	(385,952)

	673,986	1,061,375